Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term debt outstanding
Long-term debt outstanding was as follows:

	Interest Rate	Maturity	December 31,
			2016	2015
			(In millions)
Surplus note — affiliated with MetLife, Inc. (1), (2)	8.60%	2038	$744	$750
Surplus note — affiliated with MetLife, Inc. (3)	5.13%	2032	750	750
Surplus note — affiliated with MetLife, Inc. (3)	6.00%	2033	350	350
Long-term debt — unaffiliated (4)	7.03%	2030	37	38
Total long-term debt (5)			$1,881	$1,888
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(1)
Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations, may be made only with the prior approval of the Delaware Commissioner of Insurance (the “Delaware Commissioner”). See Note 18 for information regarding subsequent forgiveness of this surplus note.

(2)	Includes $6 million of debt issuance costs at December 31, 2016. Debt issuance costs were reported in other assets at December 31, 2015.

(3)	Interest is paid semi-annually. See Note 18 for information regarding subsequent settlement of these surplus notes.

(4)	Principal and interest is paid quarterly.

(5)	Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

Letter of credit outstanding and remaining availability
At December 31, 2016, the Company had $3.3 billion in letters of credit outstanding and the remaining availability was $5.2 billion.

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Used by the Company	Letters of Credit Used by Affiliates	Drawdowns by Affiliates	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019 (1)	$4,000	$90	$640	$—	$3,270
MetLife, Inc.	June 2018 (1)	425	170	255	—	—
MRSC and MetLife, Inc.	June 2037 (2)	3,500	—	—	2,797	703
MRV Cell and MetLife, Inc.	September 2038 (2)	4,250	3,000	—	—	1,250
Total		$12,175	$3,260	$895	$2,797	$5,223
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(1)	The letters of credit used by the Company under these facilities were cancelled in connection with a new financing arrangement described in Note 18.

(2)	See Note 18 for information regarding subsequent termination of these facilities, as well as information regarding a new financing arrangement.